Commitments, Charges and Contingent Liabilities (Details Narrative)			12 Months Ended
	May 16, 2024 ILS (₪)	Sep. 15, 2023 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 ILS (₪)	Aug. 06, 2024 ILS (₪)	Jun. 05, 2024 ILS (₪)	Aug. 03, 2023 ILS (₪)	Jun. 06, 2023 USD ($)	Jun. 06, 2023 ILS (₪)	Apr. 17, 2023 ILS (₪)	Feb. 14, 2023 ILS (₪)	Jan. 31, 2023	Sep. 30, 2022 ILS (₪)	Feb. 16, 2022	May 14, 2020
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities				₪ 3,000,000		₪ 4,000,000	₪ 2,800,000							₪ 3,501,659
Counterclaim against the plaintiff								₪ 1,000,000		₪ 100,000,000
Compensation received									$ 35,000,000		₪ 42,000,000
Other expenses, net			₪ 24,437,000	₪ 81,024,000	₪ 13,000,000
Compensation approved											420,000,000
Punitive damages amount											₪ 84,000,000
Legal costs and attorneys' fees	₪ 10,000
Cann pharmaceutical ltd [member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities												₪ 7,875,189
Percentage of voting equity interests acquired													100.00%		100.00%
Cannolam ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired		100.00%	100.00%													100.00%
Other expenses, net		₪ 2,076,000